TAXES (Tables)	12 Months Ended
Dec. 31, 2022
TAXES
Schedule of income tax provision
	December 31,	December 31,	December 31,
	2022	2021	2020
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	460,040	300,034	303,246
Total current tax provision	$460,040	$300,034	$303,246
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Total deferred tax provision	-	-	-
Income tax provision	$460,040	$300,034	$303,246
	December 31,	December 31,	December 31,
	2022	2021	2020
China Income tax statutory rate	(25.0%)	25.0%	25.0%
Permanent difference	23.1%	1.1%	0.6%
Effect of PRC preferential tax treatment	(31.5%)	(9.9%)	(10.0%)
Non-PRC entities not subject to PRC income tax	70.8%	15.4%	4.5%
Effective tax rate	37.4%	31.6%	20.1%
	December 31,	December 31,
	2022	2021
Income tax payable	$865,605	$517,272
Value added tax payable	475,861	221,243
Other taxes payable	13,499	2,451
Total taxes payable	$1,354,965	$740,966